Class A Common Stock Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK 0001816261 Executive Network Partnering Corp
Class A Common Stock Subject to Possible Redemption
Summary of Class A common stock subject to possible redemption reflected on the condensed balance sheets

The Class A common stock subject to possible redemption reflected on the condensed balance sheets is reconciled on the following table:

Gross proceeds from Initial Public Offering	$414,000,000
Less:
Fair value of Public Warrants at issuance	(13,558,500)
Offering costs allocated to Class A common stock subject to possible redemption	(4,588,064)
Plus:
Accretion on Class A common stock subject to possible redemption value	18,146,564
Class A common stock subject to possible redemption as of December 31, 2021 and March 31, 2022	414,000,000
Increase in redemption value of Class A common stock subject to redemption	70,397
Class A common stock subject to possible redemption as of June 30, 2022	414,070,397
Increase in redemption value of Class A common stock subject to redemption	1,373,955
Class A common stock subject to possible redemption as of September 30, 2022	$415,444,352

The Class A common stock subject to possible redemption reflected on the balance sheets is reconciled on the following table:

Gross proceeds from Initial Public Offering	$414,000,000
Less:
Fair value of Public Warrants at issuance	(13,558,500)
Offering costs allocated to Class A common stock subject to possible redemption	(4,588,064)
Plus:
Accretion on Class A common stock subject to possible redemption value	18,146,564
Class A common stock subject to possible redemption	$414,000,000